INVESTMENT SECURITIES - Equity instruments through OCI - Dividend income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT SECURITIES
Dividend income	$ 91,565	$ 84,686	$ 71,487